Retirement Plans (Schedule of Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 74.9	$ 74.2	$ 60.2
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	42.9	42.6
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	21.4	22.3
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	10.6	9.3
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.3	0.4
Level 1 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	0.3	0.4
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	74.6	73.8
Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	42.9	42.6
Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	21.4	22.3
Level 2 [Member] | Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 10.3	$ 8.9